SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Restricted cash		$ 387,000		$ 1,378,000
Disposal property plant and equipment		1,271,000	$ 21,000
Impairment of indefinite-lived intangible assets		0	0
Long term investments		3,582,000		3,699,000
Cost of revenues		7,567,000	16,725,000
Research and development expense		1,078,000	5,504,000
Selling and marketing expense		738,000	782,000
General and administrative expense		12,835,000	28,689,000
Employee benefit expenses		1,999,000	2,915,000
Government subsidies amount		1,706,000	1,823,000
Unrecognized uncertain tax positions		$ 0		$ 0
Exchange consideration	[1]		$ 200,000
Share-Based Payment Arrangement, Tranche One [Member]
Property, Plant and Equipment [Line Items]
Share based payment award description		(i) vest proportionately based on the consolidated gross revenues of Chijet Motor and the Target Companies (including the period prior to Closing) as set forth in Chijet Motor ‘s audited annual financial statements included in Form 20-F or 10-K filed with the SEC for the calendar year ended December 31, 2023 (as adjusted for a fixed 6.5-to-1 Chinese yuan renminbi to U.S. dollar exchange rate) in excess of US$528,000 thousand, up to a maximum of 100% of the first tranche at US$801,000 thousand in consolidated gross revenues, or alternatively (ii) vest for 100% of the first tranche if the Chijet Motor Ordinary Shares on the applicable Trading Market is at least US$390.00 per share (as equitably adjusted for share splits, share capitalizations, share consolidations, subdivisions, share dividends, reorganizations, recapitalizations and the like) for at least twenty (20) out of thirty (30) Trading Days, through and including the thirtieth (30th) Trading Day after the date on which Chijet Motor files its annual report with the SEC on Form 20-F or 10-K (such trading criteria being collectively the “Trading Criteria”), for the fiscal year ended December 31, 2023, and any shares in the tranche that do not so vest will be surrendered to Chijet (along with earnings thereon) and cancelled.
Share-Based Payment Arrangement, Tranche Two [Member]
Property, Plant and Equipment [Line Items]
Share based payment award description		(i) vest proportionately based on the consolidated gross revenues of Chijet Motor and the Target Companies(including the period prior to Closing) as set forth in Chijet Motor’s audited annual financial statements included in Form 20-F or 10-K filed with the SEC for the calendar year ended December 31, 2024 (as adjusted for a fixed 6.5-to-1 Chinese yuan renminbi to U.S. dollar exchange rate)in excess of US$870,000 thousand, up to a maximum of 100% of the second tranche at US$2,206,000 thousand in consolidated gross revenues, or alternatively (ii) vest for 100% of the second tranche based on meeting the Trading Criteria during the applicable period for the year ended December 31, 2024, and any shares in the tranche that do not so vest will be surrendered to Chijet (along with earnings thereon) and cancelled.
Share Based Compensation Award Earnout Shares [Member]
Property, Plant and Equipment [Line Items]
Share based payment award description		(i) vest proportionately based on the consolidated gross revenues of Chijet Motor and the Target Companies (including the period prior to Closing) as set forth in Chijet Motor’s audited annual financial statements included in Form 20-F or 10-K filed with the SEC for the calendar year ended December 31, 2025 (as adjusted for affixed 6.5-to-1 Chinese yuan renminbi to U.S. dollar exchange rate) in excess of US$1,616,000 thousand, up to a maximum of 100% of the final tranche at US$3,215,000 thousand in consolidated gross revenues, or alternatively (ii) vest for 100% of the final tranche based on meeting the Trading Criteria during the applicable period for the year ended December 31, 2025, and any shares in the tranche that do not so vest will be surrendered to Chijet (along with earnings thereon) and cancelled.
Business Combination Agreement [Member]
Property, Plant and Equipment [Line Items]
Ordinary shares		2,136,163
Exchange consideration		$ 674,000,000
Sales of Vehicles [Member]
Property, Plant and Equipment [Line Items]
VAT percentage for services		13.00%
Spare Parts [Member]
Property, Plant and Equipment [Line Items]
VAT percentage for services		6.00%
Other Services [Member]
Property, Plant and Equipment [Line Items]
VAT percentage for services		9.00%
Baosteel Auto Steel Parts Company Limited [Member]
Property, Plant and Equipment [Line Items]
Equity interest		30.00%		30.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Salvage value rate		0.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Salvage value rate		5.00%

[1]	Issuance of Chijet Motor Ordinary Shares to independent directors pursuant to the board of directors’ compensation program adopted by the Company upon consummation of the business combination with JWAC as discussed in Note1(c) and 22(d).